PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Property, plant and equipment, at cost	$ 13,487	$ 13,292
Less: Accumulated depreciation and impairment	(12,533)	(12,171)
Property, plant and equipment, net	954	1,121
Machinery and Equipment [Member]
Property, plant and equipment, at cost	12,386	12,205
Furniture and Fixtures [Member]
Property, plant and equipment, at cost	442	441
Leasehold Improvements [Member]
Property, plant and equipment, at cost	506	493
Motor Vehicles [Member]
Property, plant and equipment, at cost	$ 153	$ 153